Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Receivables

Related party receivables

	December 31, 2024	December 31, 2023
J&F Investimentos S.A. (1)	77,355	117,930
Flora Produtos de Higiene e Limpeza S.A. - Associate	—	624
	77,355	118,554

(1)	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to liquidate in accordance with the terms and conditions specified in the agreement. On December 27, 2024, the JBS S.A received the amount of US$19,339 million as a result of this settlement.

Schedule of Aggregate Amount of Compensation Received by the Group’s Key Management	The aggregate amount of compensation received by the Company’s key management for the year ended December 31, 2024, 2023 and 2022 was:
	2024	2023	2022
Salaries and wages	8,989	8,179	7,678
Variable cash compensation (1)	23,390	18,658	18,727
Share-based payments	—	7,217	6,863
	32,379	34,054	33,268

(1)	The JBS S.A typically approves its executives’ profit-sharing program at the end of February each year, based on the results of the prior year. Accordingly, the profit-sharing amount presented in these financial statements reflects the actual payments made during the year ended December 31, 2024, related to prior periods